Stockholders' Equity (Series B) (Details)														1 Months Ended	12 Months Ended
	Nov. 16, 2021 $ / shares	Aug. 26, 2021 $ / shares	May 24, 2021 $ / shares	Feb. 19, 2021 $ / shares	Nov. 18, 2020 $ / shares	Aug. 12, 2020 $ / shares	Jul. 01, 2020 $ / shares	Feb. 28, 2020 $ / shares shares	Nov. 15, 2019 $ / shares	Aug. 09, 2019 $ / shares	May 20, 2019 $ / shares	Feb. 15, 2019 $ / shares	Apr. 15, 2013 $ / shares shares	Mar. 31, 2020 director quarter	Dec. 31, 2021 quarter director $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Class of Stock [Line Items]
Maximum quarters without dividends to get voting rights, in quarters | quarter															6
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate															7.50%	7.50%
Preferred stock, shares issued (in shares) | shares															8,000,000	8,000,000
Preferred stock, par value (in dollars per share)															$ 0.01	$ 0.01
Preferred stock, cash dividends declared (in dollars per share)	$ 0.46875	$ 0.46875	$ 0.46875	$ 0.46875	$ 0.46875	$ 0.46875	$ 0.9375		$ 0.46875	$ 0.46875	$ 0.46875	$ 0.46875			$ 1.875	$ 1.875	$ 1.875
Minimum percentage of preferred shareholders required for approval															66.67%
Series B Preferred Stock | Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate								7.50%					7.50%		7.50%	7.50%	7.50%	7.50%
Preferred stock, shares issued (in shares) | shares													8,000,000
Preferred stock, par value (in dollars per share)													$ 0.01
Preferred stock, liquidation preference (in dollars per share)													25.00		$ 25.00	$ 25.00	$ 25.00	$ 25.00
Preferred stock, redemption price (in dollars per share)													$ 25.00
Number of additional directors that can be elected by preferred stock holders | director															2
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate															6.50%	6.50%
Preferred stock, shares issued (in shares) | shares															11,000,000	11,000,000
Preferred stock, par value (in dollars per share)															$ 0.01	$ 0.01
Preferred stock, cash dividends declared (in dollars per share)	$ 0.40625	$ 0.40625	$ 0.40625	$ 0.40625	$ 0.40625	$ 0.40625	$ 0.53264								$ 1.625	$ 1.345
Minimum percentage of preferred shareholders required for approval															66.67%
Series C Preferred Stock | Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate								6.50%							6.50%	6.50%	6.50%
Preferred stock, shares issued (in shares) | shares								11,000,000
Preferred stock, par value (in dollars per share)								$ 0.01
Preferred stock, liquidation preference (in dollars per share)								25.00							$ 25.00	$ 25.00	$ 25.00
Preferred stock, redemption price (in dollars per share)								$ 25.00
Maximum quarters without dividends to get voting rights, in quarters | quarter														6
Number of additional directors that can be elected by preferred stock holders | director														2